Income Taxes - Reconciliation of the Federal Statutory Tax Rate to Total Provisions (Detail)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Taxes computed at statutory rate	35.00%	35.00%	35.00%
State income taxes, net of federal income tax benefit	(0.32%)	3.32%	0.02%
Federal research credit	(0.50%)	(0.27%)	(0.79%)
Domestic manufacturing deduction	(3.40%)	(2.27%)	(1.74%)
Equity in losses of foreign joint venture	0.98%	0.85%	1.36%
Impairment on investment in foreign joint venture	7.55%
Foreign rate differential	(1.72%)	(0.93%)	(2.35%)
Noncontrolling interests	(6.84%)	(2.96%)	(4.32%)
Out-of-period correction	(1.37%)	(1.10%)	(2.57%)
Other, net	0.67%	0.64%	1.38%
Provision for income taxes	30.05%	32.28%	25.99%